Derivative Instruments - Summary of Interest Rate Swap Positions (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Minimum
LIBOR-Based Debt:
Margin on variable-rate debt	0.30%
Maximum
LIBOR-Based Debt:
Margin on variable-rate debt	2.00%
U.S. Dollar-denominated interest rate swap 1
LIBOR-Based Debt:
Notional Amount	$ 150,414,000
Fair Value / Carrying Amount of Asset	$ 663,000
Remaining Term	3 years 3 months 18 days
Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swap 2
LIBOR-Based Debt:
Notional Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset	$ 1,384,000
Remaining Term	3 years 3 months 18 days
Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swap 3
LIBOR-Based Debt:
Notional Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset	$ 1,098,000
Remaining Term	3 years 3 months 18 days
Fixed Interest Rate	1.16%